Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,663,250
Previously Paid Amount	0.00
Total Fee Amount	643.99
Total Offset Amount	0.00
Net Fee	643.99
Narrative - Max Aggregate Offering Price	$ 4,663,250
Final Prospectus	true